STOCKHOLDERS' EQUITY (Details Narrative)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2016 $ / shares shares	Jun. 30, 2017 USD ($) Investor $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Jun. 30, 2017 USD ($) Investor $ / shares shares	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Mar. 31, 2017 $ / shares	Dec. 31, 2014 shares
Authorized Capital Stock
Common stock, shares authorized (in shares)		500,000,000	500,000,000	500,000,000		500,000,000	500,000,000
Common stock, par value (in Dollars per share) | $ / shares		$ 0.001	$ 0.001	$ 0.001			$ 0.001	$ 0.001
Series A convertible preferred stock, shares authorized (in shares)		2,000,000	2,000,000	2,000,000		2,000,000	2,000,000
Series A convertible preferred stock, par value (in dollars per share) | $ / shares		$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001
Pre Articles of Incorporation amendment authorized common stock						125,000,000
Preferred Stock
Series A convertible preferred stock, shares outstanding (in shares)		13,602	13,602	13,602		13,602	13,602
Preferred stock, amount of preferred dividends in arrears | $				$ 136,000		$ 119,000
Series A covertible preferred stock, liquidation preference (in dollars per share) | $ / shares		$ 25.00		$ 25.00		$ 25.00
Series A convertible preferred stock, dividend rate (in Percent)				6.50%		6.50%
Valuation of dividends payable in shares, percent of the weighted average of common stock sales price on the last ten trading days ending on the third trading day prior to applicable dividend payment date				95.00%		95.00%
Amount of dividend rate increase if distribution not made within five business days following dividend payment date				1.00%		1.00%
Series A convertible preferred stock, increased dividend rate, if company fails to pay dividends within five days of dividend payment date				7.50%		7.50%
Series A convertible preferred stock, dividend rate increased, if company fails to pay dividends on two consecutive dividend payment dates				10.00%		10.00%
Preferred stock conversion price per share (in dollars per share) | $ / shares						$ 12.00
Minimum percent of closing stock price to conversion price, on 20 out of 30 days, to permit Company to redeem preferred sotck with 30 days notice at a conversion price of 100% of the liquidation preference of the shares to be redeemed (in Percent)						140.00%
Notice period for Company redemption of preferred stock						30 days
Purchase price per share, percent of liquidation preference required of Company to holders of Series A Convertible Preferred Stock						100.00%
Purchase price per share, percent of liquidation preference required of Company on change of control						101.00%
Percent discounting of common stock value required if change of control triggers Company redemption of preferred stock, and Company elects to redeem via common stock issuance						5.00%
Purchase of preferred stock (in shares)			93,570
Payment for the purchase and cancellation of Shares of Company Series A Convertible Preferred Stock | $			$ 58,000
Reversal of convertible preferred stock dividend accrual | $			$ 331,000
Share-Based Payments
Maximum expiration period of share based awards						10 years
Share based award general vesting period minimum						2 years
Share based award general vesting period maximum						4 years
Contractual life of most options granted						5 years
Restricted stock maximum vesting period for grants not vesting immediately						4 years
Share-based compensation expense | $		$ 63,000		$ 41,605	$ 63,000	$ 63,000
Shares issued for consulting services (in shares)	35,000,000
Shares issued for services of CEO (in shares)	20,000,000
Share price of shares issued for services (in dollars per share) | $ / shares	$ 0.001
Share-based compensation, options outstanding (in shares)			32,000				32,000		32,000
Restricted stock and restricted stock units outstanding (in shares)			0				0
Shares authorized for issuance under share-based plans (in shares)						10,000,000
Share-based compensation, options granted (in shares)						0	0
Shares available for grant (in shares)						343,067
Weighted average remaining contractual life of options outstanding and exercisable						0 days	5 months 12 days
Unrecognized compensation costs related to unvested options net of forfeitures | $		$ 144,000		$ 144,000
Share-based compensation, unvested restricted stock unrecognized compensation cost | $						$ 0
Compensation expense recorded for shares and options delivered to nonemployee consultants | $						$ 0	$ 0
Shares issued through subscription agreements with three investors (in shares)				250,000
Number of investors to whom shares were issued (in Integer) | Investor		3		3
Proceeds from stock subscription agreements with three investors | $				$ 62,500
Share price of stock issued through subscription agreements with three investors (in dollars per share) | $ / shares		$ 0.025		$ 0.025